Loss Per Share	6 Months Ended
Jun. 30, 2025
Earnings Per Share [Abstract]
Loss Per Share
14.
LOSS PER SHARE

For the purpose of calculating loss per share, the number of shares used in the calculation reflects the outstanding shares of the Company as if the Restructuring took place at the earliest period presented.

	For the Six Months Ended June 30,
	2024	2025
	US$	US$
Loss per share—basic and diluted:
Numerator:
Net loss attributable to the Company	(218,241)	(7,338,130)
Accretion of redeemable preference shares to redemption value	(740,851)	—
Net loss attributable to ordinary share of the Company —basic and diluted	(959,092)	—
Net loss attributable to Class A and Class B ordinary share of the Company —basic and diluted*	—	(7,338,130)
Denominator:
Weighted average number of ordinary shares outstanding	806,200,500	—
Weighted average number of Class A and Class B ordinary shares outstanding (a)	—	2,378,061,531
Weighted average number of vested restricted share units	—	166,547,658
Denominator used in computing loss per share—basic and diluted (b)	806,200,500	2,544,609,189
Loss per ordinary share—basic and diluted (US$)	(0.001)	—
Loss per Class A and Class B ordinary share—basic and diluted (US$)	—	(0.003)

The following ordinary shares equivalents were excluded from the computation to eliminate any antidilutive effect:

	As of June 30,
	2024	2025
Financial liability (c)	8,337,467	6,892,767

a.
The Company has a dual-class share structure, with each Class A ordinary share carrying 1 vote and each Class B ordinary share carrying 10 votes. All share classes enjoy equal rights to dividends; therefore, the allocation of net profits is independent of voting rights.
b.
Vested but unregistered restricted share units are included in the denominator of basic loss per share calculation once there were no further vesting conditions or contingencies associated with them, as they are not considered contingently issuable shares. Accordingly, the weighted average number of share of 166,547,658 are related to these restricted share units are included in the denominator for the computation of basic EPS for the six months ended June 30, 2025.
c.
The warrants represent 0.3720 and 0.2898% of the Company's equity interest as of June 30, 2024 and 2025, respectively, calculated on a fully diluted basis according to the warrant agreement.